Preferred Stock [Text Block] (Tables)	6 Months Ended
Sep. 30, 2014
Number Of Shares Authorized And Outstanding, And Aggregated Amount By Liquidation Preference [Table Text Block]

	March 31, 2014			September 30, 2014
	Number of shares– authorized	Number of shares– outstanding	Aggregate amount by liquidation preference	Number of shares– authorized	Number of shares– outstanding	Aggregate amount by liquidation preference
	(in millions, except number of shares)
Preferred stock
Class 5	400,000,000	156,000,000	¥390,000	400,000,000	—	¥—
Class 6	200,000,000	—	—	200,000,000	—	—
Class 7	200,000,000	—	—	200,000,000	—	—
Class 11	1,000	1,000	1	1,000	—	—

			¥390,001			¥—